Tax	6 Months Ended
Jun. 30, 2018
Tax
Tax

5. Tax

The actual tax charge differs from the expected tax charge computed by applying the standard UK corporation tax rate of 19% (2017 - 19.25%), as analysed below.

	Half year ended
	30 June	30 June
	2018	2017
	£m	£m
Profit before tax	1,826	1,951

Expected tax charge	(347)	(376)
Losses and temporary differences in period where no deferred tax asset recognised	(8)	(156)
Foreign profits taxed at other rates	1	72
Items not allowed for tax
- losses on disposals and write-downs	(26)	(59)
- UK bank levy	(16)	(20)
- regulatory and legal actions	(154)	(21)
- other disallowable items	(34)	(34)
Non-taxable items	8	62
Taxable foreign exchange movements	(5)	9
Losses brought forward and utilised	18	3
Reduction in carrying value of deferred tax in respect of UK losses	(15)	—
Banking surcharge	(188)	(199)
Adjustments in respect of prior periods	25	(8)

Actual tax charge	(741)	(727)

At 30 June 2018, the Group has recognised a deferred tax asset of £1,815 million (31 December 2017 - £1,740 million) and a deferred tax liability of £501 million (31 December 2017 - £583 million). These include amounts recognised in respect of UK trading losses of £665 million (31 December 2017 - £680 million). Under UK tax legislation, these UK losses can be carried forward indefinitely. The Finance Act 2016 limited the offset of the UK banking losses carried forward to 25% of taxable profits. The Group has considered the carrying value of this asset as at 30 June 2018 and concluded that it is recoverable based on future profit projections.